Accumulated other comprehensive loss (Table) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Total	$ (19,531)	$ (28,610)
Total
Cash flows hedges unrealized loss	(16,360)	(22,904)
Cash flows hedges realized loss	(15,823)	(16,097)
Senior notes unrealized loss	0	(1,350)
Actuarial pension gain	2,206	2,104
Total	(29,977)	(38,247)
Attributable to Dryships Inc.
Cash flows hedges unrealized loss	(10,658)	(16,921)
Cash flows hedges realized loss	(10,310)	(11,893)
Senior notes unrealized loss	0	(1,350)
Actuarial pension gain	1,437	1,554
Total	(19,531)	(28,610)
Attributable to non controlling interest
Cash flows hedges unrealized loss	(5,702)	(5,983)
Cash flows hedges realized loss	(5,513)	(4,204)
Senior notes unrealized loss	0	0
Actuarial pension gain	769	550
Total	$ (10,446)	$ (9,637)